Supplement (Annuity, Small Company Growth Portfolio)	12 Months Ended
Dec. 31, 2012
Annuity | Small Company Growth Portfolio
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Variable Insurance Fund Small Company Growth Portfolio

Supplement to the Prospectus and Summary Prospectus dated April 30, 2013

Amended Advisory Agreement

The board of trustees of Vanguard Variable Insurance Fund Small Company Growth Portfolio has adopted a new advisory fee schedule for one of the Portfolio's advisors, Granahan Investment Management, Inc. (Granahan). The new advisory fee schedule is expected to result in an increase in the Portfolio's Total Annual Portfolio Operating Expenses. The board also approved a change to Granahan's compensation benchmark from the Russell 2500 Growth Index to the Russell 2000 Growth Index to more accurately reflect the investment mandate of the Portfolio.

Prospectus and Summary Prospectus Text Changes

The text and table under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Portfolio. They are not direct costs paid by Portfolio shareholders and are not used to calculate the Portfolio's net asset value. They have no impact on the costs associated with Portfolio operations.

Annual Portfolio Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.38%

12b-1 Distribution Fee None

Other Expenses 0.04%

Acquired Fund Fees and Expenses1 0.02%

Total Annual Portfolio Operating Expenses2 0.44%

1 Acquired Fund Fees and Expenses are not included in the Portfolio's financial statements, which provide a clearer picture of a portfolio's actual operating costs.

2 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$45 $141 $246 $555

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 161 082013